Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, cost	$ 1,128	$ 986
Intangible assets, net	$ 650	621
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	10 years
Intangible Assets, cost	$ 438	392
Intangible Assets, accumulated depreciation	$ (162)	(96)
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	3 years
Intangible Assets, cost	$ 348	316
Intangible Assets, accumulated depreciation	$ (263)	(242)
Patent And License [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	13 years
Intangible Assets, cost	$ 342	278
Intangible Assets, accumulated depreciation	$ (53)	$ (27)